ACQUISITION OF BUSINESSES - Everise Holdings Pte Ltd. (“Everise”) (Details) - Everise Holdings Pte Ltd. - Dealer software and technology services operations $ in Millions	Jan. 08, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Intangible assets	$ 84
Non-recourse borrowings	103
Other net assets recognised as of acquisition date	11
Goodwill	290
Goodwill expected to be deductible for tax purposes	0
Acquisition-related costs	$ 7
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 282